Inventories	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Inventories

NOTE 4 – INVENTORIES

Inventories consist of brewing materials, tea ingredients, bulk packaging and finished goods.  The cost elements of work in process and finished goods inventory consist of raw materials and direct labor.  Provisions for excess inventory are included in cost of goods sold and have historically been immaterial but adequate to provide for losses on its raw materials.   Inventories are stated at the lower of cost, determined on the first-in, first-out basis, or market.  When acquiring Xing, our inventory balance increased by $4,847,417.

Inventories consisted of the following as of:

	September 30, 2016	December 31, 2015
Raw materials	$357,179	$46,928
Work-in-process	25,316	5,798
Finished goods	4,161,946	143,494
	$4,544,441	$196,220

NOTE 5 – INVENTORIES

Inventories consist of brewing materials, tea ingredients, bulk packaging and finished goods. The cost elements of work in process and finished goods inventory consist of raw materials and direct labor. Provisions for excess inventory are included in cost of goods sold and have historically been immaterial but adequate to provide for losses on its raw materials. Inventories are stated at the lower of cost, determined on the first-in, first-out basis, or market.

Inventories consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Raw materials	$46,928	$83,892
Work-in-process	5,798	-
Finished goods	143,494	202,178
	$196,220	$286,070

Xing Group [Member]
Inventories

Note 3 – Inventory

As of June 30, 2016 and December 31, 2015, inventory consisted of the following:

	June 30, 2016	December 31, 2015

Finished goods	$4,363,767	$3,284,056
Raw materials	483,650	866,387
	$4,847,417	$4,150,443
Note 3 – Inventory As of December 31, 2015 and 2014, inventory consisted of the following:
	2015	2014

Finished goods	$3,284,056	$3,265,481
Raw materials	866,387	1,073,470
	$4,150,443	$4, 338, 951